Property, plant and equipment	12 Months Ended
Dec. 31, 2024
Property, plant and equipment
Property, plant and equipment

11.  Property, plant and equipment

		Plant,
	Land and	machinery	Dunnage
	buildings	and other	and other	Total
	$'m	$'m	$'m	$'m

Net book value at January 1, 2023	488	1,803	99	2,390
Additions	175	292	26	493
Acquisitions	—	4	—	4
Disposals*	(4)	(2)	—	(6)
Impairment	—	(18)	—	(18)
Depreciation charge	(71)	(174)	(30)	(275)
Exchange*	7	31	2	40
At 31 December 2023	595	1,936	97	2,628

Cost	842	2,695	210	3,747
Accumulated depreciation and impairment losses	(247)	(759)	(113)	(1,119)
Net book value at December 31, 2023	595	1,936	97	2,628

Net book value at January 1, 2024	595	1,936	97	2,628
Additions	83	114	15	212
Disposals	(7)	(6)	—	(13)
Impairment reversal	—	4	—	4
Depreciation charge	(86)	(192)	(31)	(309)
Transfers**	45	(48)	3	—
Exchange	(9)	(32)	(1)	(42)
At 31 December 2024	621	1,776	83	2,480

Cost	927	2,666	218	3,811
Accumulated depreciation and impairment losses	(306)	(890)	(135)	(1,331)
Net book value at December 31, 2024	621	1,776	83	2,480

*The prior period amount has been reclassified to conform to the current year presentation.

**Transfers during the year relate to the final categorization of assets which were under construction in relation to certain business growth projects in the Americas.

Disposals in the year primarily relate to the sale of property, plant and equipment in Whitehouse, Ohio, for a consideration of $8 million, and the termination of warehouse leases in Europe.

In February 2023, the Group completed the acquisition of a majority share in NOMOQ AG, a startup digital can printer based in Zurich, Switzerland, for an initial consideration of €15 million. Net of €15 million cash acquired, the transaction did not result in a cash outflow for the Group. These consolidated financial statements include management’s completed allocation of the fair values of assets acquired and liabilities assumed.

Depreciation expense of $298 million (2023: $257 million; 2022: $206 million) has been charged in cost of sales and $11 million (2023: $18 million; 2022: $15 million) in sales, general and administration expenses.

Construction in progress at December 31, 2024 was $244 million (2023: $447 million).

Included in property, plant and equipment is an amount for land of $76 million (2023: $51 million).

Substantially all of the Group’s property, plant and equipment is pledged as security under the terms and conditions of the Group’s financing arrangements. No interest was capitalized in the year (2023: $nil).

Impairment

In the year ended December 31, 2023, an impairment charge of $18 million was recognized ($9 million Americas and $9 million Europe). Following the disposal of the property, plant and equipment in the Whitehouse, Ohio, in addition to the re-distribution of certain of the plant and machinery to other facilities in the Group’s operating network during the year ended December 31, 2024, a $4 million part-reversal of the prior year Americas impairment charge was recognized.

The Group has considered the carrying value of the property, plant and equipment at December 31, 2024 and assessed the indicators of impairment in accordance with IAS 36. No such indicators of impairment were identified.

The Group has concluded that the potential impact of climate change does not have a significant impact on the carrying value or remaining useful lives of the property, plant and equipment of the Group at December 31, 2024.

Right of use assets — Net book value, depreciation and variable lease expense

The following right-of-use assets were included in property, plant and equipment:

		Plant,	Dunnage
	Land and	machinery	and
	buildings	and other	other	Total
Net book value at December 31,	$’m	$’m	$’m	$’m
2024	115	238	32	385
2023	153	223	36	412

The decrease in the net book value of the right-of-use assets at December 31, 2024 to $385 million is primarily the result of a depreciation charge of $92 million, comprised of land and buildings ($63 million), plant and machinery ($22 million) and dunnage and other ($7 million), exchange losses of $5 million and disposals of $3 million, partly offset by total additions during the year to the right-of-use assets of $73 million.

The increase in the net book value of the right-of-use assets at December 31, 2023 to $412 million was primarily the result of total additions during the year to the right-of-use assets of $163 million, acquisitions of $1 million and exchange gains of $3 million, offset by a depreciation charge of $78 million, comprised of land and buildings ($52 million), plant and machinery ($19 million) and dunnage and other ($7 million) and disposals of $4 million.

The Group incurred variable lease expense of $45 million for the year ended December 31, 2024 (2023: $40 million, 2022: $38 million) primarily related to warehouse leases.

Capital commitments

The Group had contracted capital commitments in relation to property, plant and equipment for the year ended December 31, 2024, of $92 million (2023: $124 million, 2022: $303 million).